Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUE	$ 18,227,537	$ 17,252,662	$ 13,272,075
COST OF REVENUE	11,033,219	9,105,337	7,169,404
GROSS PROFIT	7,194,318	8,147,325	6,102,671
OPERATING EXPENSES
Selling expenses	4,757,279	4,882,958	3,697,909
General and administrative expenses	2,966,659	3,874,868	3,842,787
Total operating expenses	7,723,938	8,757,826	7,540,696
LOSS FROM OPERATIONS	(529,620)	(610,501)	(1,438,025)
OTHER INCOME (EXPENSE)
Interest (expense) income, net	(50,928)	35,505	(35,457)
Other income, net	687,492	193,425	194,824
Interest income from long term debt investment	723,945	534,575
Total other income, net	1,360,509	763,505	159,367
PROFIT (LOSS) BEFORE INCOME TAX EXPENSE	830,889	153,004	(1,278,658)
INCOME TAX EXPENSE	(74,604)	(119,416)	(9,547)
NET INCOME (LOSS)	756,285	33,588	(1,288,205)
Foreign currency translation loss	(284,189)	(130,778)	(369,705)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 472,096	$ (97,190)	$ (1,657,910)
Earnings (loss) per ordinary share - basic (in Dollars per share)	$ 0.05	$ 0.003	$ (0.14)
Earnings (loss) per ordinary share - diluted (in Dollars per share)	$ 0.05	$ 0.003	$ (0.14)
Weighted average shares - basic (in Shares)	16,423,670	11,537,373	9,000,000
Weighted average shares - diluted (in Shares)	16,423,670	11,537,373	9,000,000